Fixed assets - Additional Information (Details) $ in Thousands	7 Months Ended	8 Months Ended	12 Months Ended
	Jul. 24, 2014 USD ($)	Aug. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015	Sep. 10, 2014 USD ($)
Property Plant And Equipment
Number of vessels			34
Advances for vessels under construction - related party			$ 18,172	$ 66,641
Excess between the fair value of the contracted vessels and the contractual cash consideration			0	36,417	$ 0
2013 Credit Facility
Property Plant And Equipment
Line of credit facility amount drawn down			$ 115,000
Master Agreement
Property Plant And Equipment
Number of vessels	5		5
Fair value of vessels under construction acquired		$ 347,917
Advances for vessels under construction - related party			$ 7,921				$ 30,224
Excess between the fair value of the contracted vessels and the contractual cash consideration		$ 36,417	$ 10,251
Contracted price	$ 311,500
Master Agreement Product Carriers
Property Plant And Equipment
Number of vessels	2
DWT	50,000
Master Agreement Post Panamax Container Carriers
Property Plant And Equipment
Number of vessels	3
TEU	9,100
M/T Active
Property Plant And Equipment
Date of vessel acquisition			Mar. 31, 2015
DWT			50,136
M/V Akadimos (renamed to "CMA CGM Amazon")
Property Plant And Equipment
Date of vessel acquisition			Jun. 10, 2015
DWT			115,145
M/T Amadeus
Property Plant And Equipment
Date of vessel acquisition			Jun. 30, 2015
DWT			50,108
M/V Adonis (CMA CGM Uruguay)
Property Plant And Equipment
Date of vessel acquisition			Sep. 18, 2015
DWT			115,639
M/T Active, M/V Akadimos (renamed to "CMA CGM Amazon"), MT Amadeus and M/V Adonis (renamed to ''CMA CGM Uruguay''
Property Plant And Equipment
Cash consideration for acquisition of vessel			$ 230,000
Amount of available cash paid for acquisition of vessel			115,000
Fair value of vessels acquired			256,166
Advances for vessels under construction - related party				22,303
Excess between the fair value of the contracted vessels and the contractual cash consideration				26,166
M/T Active, M/V Akadimos (renamed to "CMA CGM Amazon"), MT Amadeus and M/V Adonis (renamed to ''CMA CGM Uruguay'' | 2013 Credit Facility
Property Plant And Equipment
Line of credit facility amount drawn down			115,000
M/T Agisilaos, M/T Avax, M/T Akeraios, M/T Apostolos, M/V Archimidis and M/V Agamemnon
Property Plant And Equipment
Vessel improvement costs capitalized			$ 826
M/T Ayrton II and M/T Amore Mio II
Property Plant And Equipment
Vessel improvement costs capitalized				$ 183
Number of vessels acquired out of the total agreed | Master Agreement
Property Plant And Equipment
Number of vessels			4
Rights Of First Refusal | Master Agreement
Property Plant And Equipment
Number of vessels	6					2